Retirement and Deferred Compensation Plans - Projected Benefit Payment Estimates (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
2016	$ 9.3
2017	9.7
2018	10.3
2019	10.6
2020	12.4
2021-2025	75.7
Total projected benefit payments	128.0
Retiree Health Care Plan
Defined Benefit Plan Disclosure [Line Items]
2016	1.3
2017	1.3
2018	1.3
2019	1.2
2020	1.1
2021-2025	5.4
Total projected benefit payments	$ 11.6